Annual Total Returns[BarChart] - Invesco SP MidCap 400 Equal Weight ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.09%	16.31%	35.03%	9.95%	(5.12%)	22.46%	13.47%	(12.26%)	22.83%	15.39%